Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ (1,000)	$ 3,273,052	$ 7,217,864	$ 6,339,281
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liabilities		(5,030,405)	(8,309,001)	(10,944,826)
Interest earned on investments held in Trust Account		(30,757)	(5,255)	(31,251)
Transaction costs associated with the Initial Public Offering			882,336	882,336
Changes in operating assets and liabilities:
Prepaid expenses		2,623	(526,400)	(298,750)
Accrued expenses	1,000	1,394,107	56,749	2,471,438
Net cash used in operating activities		(391,380)	(683,707)	(1,581,772)
Cash Flows from Investing Activities:
Purchase of investments held in Trust Account			(345,000,000)	(345,000,000)
Cash withdrawn from Trust Account to pay franchise and income taxes				11,667
Net cash used in investing activities			(345,000,000)	(344,988,333)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid			338,100,000	338,100,000
Proceeds from sale of Private Placement Warrants			9,400,000	9,400,000
Proceeds from promissory note – related party			126,000	252,000
Repayment of promissory note – related party			(126,000)	(252,000)
Payment of offering costs			(441,464)	(441,464)
Net cash provided by financing activities	25,000		347,058,536	347,058,536
Net Change in Cash	25,000	(391,380)	1,374,829	488,431
Cash – Beginning of period		513,431	25,000	25,000
Cash – End of period	25,000	122,051	1,399,829	513,431
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	64,331
Deferred underwriting fee payable			$ 12,075,000	$ 12,075,000